Related party relationship and transactions	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Related party relationship and transactions

32. Related party relationship and transactions

List of subsidiaries, associate and joint venture as at March 31, 2024, are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Attune Consulting India Private Limited			India
Capco Technologies Private Limited			India
Wipro Technology Product Services Private Limited (formerly known as Encore Theme Technologies Private Limited)			India
Wipro Chengdu Limited			China
Wipro Holdings (UK) Limited			U.K.
	Wipro Financial Outsourcing Services Limited		U.K.
		Wipro UK Limited	U.K.
	Wipro IT Services S.R.L.		Romania
Wipro HR Services India Private Limited			India
Wipro IT Services Bangladesh Limited			Bangladesh
Wipro IT Services UK Societas			U.K.
	Designit A/S		Denmark
		Designit Denmark A/S	Denmark
		Designit Germany GmbH	Germany
		Designit Oslo A/S	Norway
		Designit Spain Digital, S.L.U	Spain
		Designit Sweden AB	Sweden

		Designit T.L.V Ltd.	Israel
	Wipro Bahrain Limited Co. W.L.L		Bahrain
	Wipro Czech Republic IT Services s.r.o.		Czech Republic
	Wipro 4C NV		Belgium
		Wipro 4C Consulting France SAS	France
		Wipro 4C Nederland B.V	Netherlands
		Wipro CRM Services ApS (formerly known as Wipro 4C Danmark ApS)	Denmark
		Wipro CRM Services UK Limited (formerly known as Wipro Weare4C UK Limited) (1)	U.K.
	Grove Holdings 2 S.á.r.l		Luxembourg
		Capco Solution Services GmbH	Germany
		The Capital Markets Company Italy Srl	Italy
		Capco Brasil Serviços E Consultoria Ltda (formerly known as Capco Brasil Serviços E Consultoria Em Informática Ltda)	Brazil
		The Capital Markets Company BV (1)	Belgium
	PT. WT Indonesia		Indonesia
	Rainbow Software LLC		Iraq
	Wipro Arabia Limited (2)		Saudi Arabia
		Women's Business Park Technologies Limited (2)	Saudi Arabia
	Wipro Doha LLC		Qatar
	Wipro Gulf LLC		Sultanate of Oman
	Wipro Holdings Hungary Korlátolt Felelősségű Társaság		Hungary
		Wipro Holdings Investment Korlátolt Felelősségű Társaság	Hungary
	Wipro Information Technology Netherlands BV.		Netherlands
		Wipro do Brasil Technologia Ltda (1)	Brazil
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Portugal S.A. (1)	Portugal
		Wipro Solutions Canada Limited	Canada
		Wipro Technologies Limited	Russia
		Wipro Technologies Peru SAC	Peru
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Technology Chile SPA	Chile
	Wipro IT Service Ukraine, LLC		Ukraine
	Wipro IT Services Poland SP Z.O.O		Poland
	Wipro Regional Headquarter		Saudi Arabia
	Wipro Technologies Australia Pty Ltd		Australia
		Wipro Ampion Holdings Pty Ltd (1)	Australia
	Wipro Technologies SA		Argentina
	Wipro Technologies SA DE CV		Mexico
	Wipro Technologies South Africa (Proprietary) Limited		South Africa
		Wipro Technologies Nigeria Limited	Nigeria
	Wipro Technologies SRL		Romania
	Wipro (Thailand) Co. Limited		Thailand
Wipro Japan KK			Japan
Wipro Networks Pte Limited			Singapore
	Wipro (Dalian) Limited		China
	Wipro Technologies SDN BHD		Malaysia
Wipro Overseas IT Services Private Limited			India
Wipro Philippines, Inc.			Philippines
Wipro Shanghai Limited			China
Wipro Trademarks Holding Limited			India
Wipro Travel Services Limited			India

Wipro VLSI Design Services India Private Limited			India
Wipro, LLC			USA
	Wipro Gallagher Solutions, LLC		USA
	Wipro Insurance Solutions, LLC		USA
	Wipro IT Services, LLC		USA
		Aggne Global Inc. (3)	USA
		Cardinal US Holdings, Inc.(1)	USA
		Designit North America, Inc.	USA
		Edgile, LLC	USA
		HealthPlan Services, Inc. (1)	USA
		Infocrossing, LLC	USA
		International TechneGroup Incorporated (1)	USA
		Wipro NextGen Enterprise Inc. (formerly known as LeanSwift Solutions, Inc.) (1)	USA
		Rizing Intermediate Holdings, Inc. (1)	USA
		Wipro Appirio, Inc. (1)	USA
		Wipro Designit Services, Inc. (1)	USA
		Wipro Telecom Consulting LLC (formerly known as Convergence Acceleration Solutions, LLC)	USA
		Wipro VLSI Design Services, LLC	USA
Aggne Global IT Services Private Limited (3)			India

The Company controls ‘The Wipro SA Broad Based Ownership Scheme Trust’, ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD' incorporated in South Africa and Wipro Foundation in India.

(2) All the above direct subsidiaries are 100% held by the Company except that the Company holds 66.67% of the equity securities of Wipro Arabia Limited and 55% of the equity securities of Women’s Business Park Technologies Limited are held by Wipro Arabia Limited.

(3) The Company has acquired 60% of the equity securities of Aggne Global IT Services Private Limited and Wipro IT Services, LLC has acquired 60% of the equity securities of Aggne Global Inc.

(1) Step Subsidiary details of Cardinal US Holdings, Inc., HealthPlan Services, Inc., International TechneGroup Incorporated, Wipro NextGen Enterprise Inc. (formerly known as LeanSwift Solutions, Inc.), Rizing Intermediate Holdings, Inc., The Capital Markets Company BV, Wipro Ampion Holdings Pty Ltd, Wipro Appirio, Inc., Wipro Designit Services, Inc., Wipro do Brasil Technologia Ltda, Wipro Portugal S.A. and Wipro CRM Services UK Limited (formerly known as Wipro Weare4C UK Limited) are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Cardinal US Holdings, Inc.			USA
	ATOM Solutions LLC		USA
	Capco Consulting Services LLC		USA
	Capco RISC Consulting LLC		USA
	The Capital Markets Company LLC		USA
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.
	ITI Proficiency Ltd		Israel
	MechWorks S.R.L.		Italy
Wipro NextGen Enterprise Inc. (formerly known as LeanSwift Solutions, Inc.)			USA
	LeanSwift AB		Sweden
Rizing Intermediate Holdings, Inc.			USA
	Rizing Lanka (Private) Ltd		Sri Lanka
		Attune Netherlands B.V. (4)	Netherlands
	Rizing Solutions Canada Inc.		Canada
	Rizing LLC		USA
		Aasonn Philippines Inc.	Philippines
		Rizing B.V.	Netherlands
		Rizing Consulting Ireland Limited	Ireland
		Rizing Consulting Pty Ltd.	Australia
		Rizing Geospatial LLC	USA
		Rizing GmbH	Germany
		Rizing Limited	U.K.
		Rizing Pte Ltd. (4)	Singapore
The Capital Markets Company BV			Belgium
	CapAfric Consulting (Pty) Ltd		South Africa
	Capco Belgium BV		Belgium
	Capco Consultancy (Malaysia) Sdn. Bhd		Malaysia
	Capco Consultancy (Thailand) Ltd		Thailand
	Capco Consulting Singapore Pte. Ltd		Singapore
	Capco Greece Single Member P.C		Greece
	Capco Poland sp. z.o.o		Poland
	The Capital Markets Company (UK) Ltd		U.K.
		Capco (UK) 1, Limited	U.K.
	The Capital Markets Company BV		Netherlands
	The Capital Markets Company GmbH		Germany
		Capco Austria GmbH	Austria
	The Capital Markets Company Limited		Hong Kong
		Capco Consulting Services (Guangzhou) Company Limited	China
	The Capital Markets Company Limited		Canada
	The Capital Markets Company S.á.r.l		Switzerland
		Andrion AG	Switzerland
	The Capital Markets Company S.A.S		France
	The Capital Markets Company s.r.o		Slovakia
Wipro Ampion Holdings Pty Ltd			Australia
	Wipro Revolution IT Pty Ltd		Australia
	Crowdsprint Pty Ltd		Australia
	Wipro Shelde Australia Pty Ltd		Australia
Wipro Appirio, Inc.			USA
	Wipro Appirio (Ireland) Limited		Ireland
		Wipro Appirio UK Limited	U.K.
	Topcoder, LLC.		USA
Wipro Designit Services, Inc.			USA

	Wipro Designit Services Limited		Ireland
Wipro do Brasil Technologia Ltda			Brazil
	Wipro do Brasil Servicos Ltda		Brazil
	Wipro Do Brasil Sistemas De Informatica Ltda		Brazil
Wipro Portugal S.A.			Portugal
	Wipro Technologies GmbH		Germany
		Wipro Business Solutions GmbH (4)	Germany
		Wipro IT Services Austria GmbH	Austria
Wipro CRM Services UK Limited (formerly known as Wipro Weare4C UK Limited)			U.K.
	CloudSocius DMCC		United Arab Emirates

(4) Step Subsidiary details of Attune Netherlands B.V., Rizing Pte Ltd., Wipro Business Solutions GmbH are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Attune Netherlands B.V.			Netherlands
	Attune Australia Pty Ltd		Australia
	Rizing Consulting USA, Inc.		USA
	Rizing Germany GmbH		Germany
	Attune Italia S.R.L		Italy
	Rizing Management LLC		USA
	Attune UK Ltd.		U.K.
Rizing Pte Ltd.			Singapore
	Rizing New Zealand Ltd.		New Zealand
	Rizing Philippines Inc.		Philippines
	Rizing SDN BHD		Malaysia
	Rizing Solutions Pty Ltd		Australia
	Synchrony Global SDN BHD		Malaysia
Wipro Business Solutions GmbH			Germany
	Wipro Technology Solutions S.R.L		Romania

As at March 31, 2024, the Company held 43.7% interest in Drivestream Inc. and 27% interest in SDVerse LLC, accounted for using the equity method.

The list of controlled trusts are:

Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India

The other related parties are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Promoters
Azim Premji Foundation for Development	Entity controlled by Promoters
Hasham Traders	Entity controlled by Promoters
Prazim Traders	Entity controlled by Promoters
Zash Traders	Entity controlled by Promoters
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Promoters
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Promoters
Azim Premji Trust	Entity controlled by Promoters
Azim Premji Trustee Company Pvt Ltd	Entity controlled by Promoters
Azim Premji Safe Deposit Pvt Ltd	Entity controlled by Promoters
Hasham Premji Pvt Ltd	Entity controlled by Promoters
PI Opportunities Fund I	Entity controlled by Promoters
PI Opportunities Fund II	Entity controlled by Promoters
Apex Trust	Entity controlled by Promoters
Napean Trading and Investment Company (Singapore) Pte Ltd	Entity controlled by Promoters
Pioneer Private Trust	Entity controlled by Promoters
Pioneer Investment Fund	Entity controlled by Promoters
Azim Premji Trust Services Pvt Ltd	Entity controlled by Promoters
Pl International Holdings LLC	Entity controlled by Promoters
Tarish Investment & Trading Co. Pvt Ltd	Entity controlled by Promoters
Azim Premji Custodial & Management Service Private Limited	Entity controlled by Promoters
Azim Premji Education Trust	Entity controlled by Promoters
Prazim Trading & Investment Company Private Limited	Entity controlled by Promoters
Nina Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Varsha Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Bharti Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Napean Opportunities LLP	Entity controlled by Promoters
Best Value Chem Private Limited	Entity controlled by Promoters
PI Investment Advisory LLP	Entity controlled by Promoters
WEPL Family Trust	Entity controlled by Promoters
Hygienic Research Institute Private Limited	Entity controlled by Promoters
S.B. Packagings Private Limited	Entity controlled by Promoters
Wipro Enterprises (P) Limited and its subsidiaries	Entity controlled by Promoters
Financial Software and Systems Private Limited	Entity with significant influence of Promoters
Wipro GE Healthcare Private Limited	Joint Venture between Wipro Enterprises (P) Limited and General Electric

Post-employment benefit plans
Wipro Information Technology Limited Provident Fund Trust	Post-employment benefit plans
Wipro Systems Provident Fund Trust	Post-employment benefit plans
Wipro Limited Management Employees Pension Fund	Post-employment benefit plans
Wipro Limited BPO Division Employees Superannuation Trust	Post-employment benefit plans
Wipro Infotech Limited Management Employees Pension Fund	Post-employment benefit plans
Wipro Systems Limited Management Employees Pension Fund	Post-employment benefit plans
Wipro Infotech Limited Employees Gratuity Fund	Post-employment benefit plans
Wipro Limited BPO Division Employees Gratuity Trust	Post-employment benefit plans

Key management personnel
Azim H. Premji	Non-Executive, Non-Independent Director (designated as "Founder Chairman") (1)
Rishad A. Premji	Chairman of the Board (designated as "Executive Chairman")
Thierry Delaporte	Chief Executive Officer and Managing Director (2)
Srinivas Pallia	Chief Executive Officer and Managing Director (3)
Jatin Pravinchandra Dalal	Chief Financial Officer (4)
Aparna C. Iyer	Chief Financial Officer (5)
Päivi Rekonen	Independent Director
Ireena Vittal	Independent Director (6)
N. S. Kannan	Independent Director (7)
Dr. Patrick J. Ennis	Independent Director
Patrick Dupuis	Independent Director
Deepak M. Satwalekar	Independent Director
Tulsi Naidu	Independent Director

(1) Mr. Azim H. Premji is the ultimate controlling party.

(2) Mr. Thierry Delaporte resigned as the Chief Executive Officer and Managing Director of the Company with effect from April 6, 2024.

(3) At its meeting held on April 6, 2024, the Board of Directors approved the appointment of Mr. Srinivas Pallia as the Chief Executive Officer and Managing Director of the Company with effect from April 7, 2024 for a term of five years, subject to approval of the Company's shareholders and the Central Government, as may be applicable.

(4) Mr. Jatin Pravinchandra Dalal resigned as the Chief Financial Officer of the Company with effect from September 21, 2023.

(5) Ms. Aparna C. Iyer was appointed as Chief Financial Officer with effect from September 22, 2023.

(6) Ms. Ireena Vittal retired as Independent Director with effect from September 30, 2023.

(7) Mr. N. S. Kannan was appointed as Independent Director with effect from October 1, 2023 for a term of five years.

Close members of Key management personnel:

- Yasmeen A. Premji

- Tariq A. Premji

- Aditi Mehta Premji

The Company has the following related party transactions:

	Entities controlled by/with significant influence of Directors						Key Management Personnel						Associate
	March 31, 2022		March 31, 2023		March 31, 2024		March 31, 2022		March 31, 2023		March 31, 2024		March 31, 2022		March 31, 2023		March 31, 2024
Transactions / balances
Sale of goods and services	₹	182	₹	451	₹	559	₹	-	₹	-	₹	-	₹	-	₹	-	₹	-
Purchase of services		-		-		-		-		-		-		-		-		107
Assets purchased		158		129		330		-		-		-		-		-		-
Dividend (1)		3,760		22,555		3,577		244		1,458		232		-		-		-
Buyback of shares (1)		-		-		81,093		-		-		5,028		-		-		-
Rental income		3		26		26		-		-		-		-		-		-
Rent paid		2		1	^			8		7		7		-		-		-
Others		49		27		14		-		-		-		-		-		-

Key management personnel (2)(3)
Remuneration and short-term benefits (4)	₹	-	₹	-	₹	-	₹	805	₹	811	₹	1,321	₹	-	₹	-	₹	-
Other benefits (5)		-		-		-		376		301		585		-		-		-

Balance as at the year end
Receivables	₹	198	₹	313	₹	478	₹	-	₹	-	₹	-	₹	-	₹	-	₹	-
Payables		-		-		-		293		167		638		-		-		-

^ Value is less than 1

(1) Includes close members of Key management personnel.

(2) Post-employment benefits and other long-term benefits including compensated absences is not disclosed, as this is determined for the Company as a whole based on actuarial valuation.

(3) Remuneration, short-term benefits and other benefits for Mr. Thierry Delaporte includes cash compensation in amount of ₹ 415, cost of accelerated vesting of ₹ 310 towards unvested stock options and ₹ 196 towards social security contributions.

(4) Remuneration and short-term benefits includes sitting fees and commission paid to Non-Executive, Non-Independent Director, and Independent Directors.

(5) Other benefits include ₹ 368, ₹ 292, and ₹ 575 as of March 31, 2022, 2023 and 2024, respectively towards amortization of RSUs granted to Key management personnel which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.

Refer to Note 31 for information on transactions with post-employment benefit plans mentioned above.

All related party transactions were entered at an arm’s length basis and in the ordinary course of business. There are no materially significant related party transactions made by the Company with Promoters, Directors or Key Management Personnel, which may have a potential conflict with the interests of the Company at large.